                          THE DIRECTOR VARIABLE ANNUITY
                         HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 5, 1999 TO THE PROSPECTUS DATED MAY 3, 1999
                        FOR THE DIRECTOR VARIABLE ANNUITY


Effective September 1, 1999, New York no longer has a unique DCA Plus Program. Please delete the last two sentences of the first paragraph entitled, "Dollar Cost Averaging Plus ("DCA Plus") Program" under the Fixed Accumulation section of your prospectus.



HV- 2394
33-6952